UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Chad Yonker
Title:                Chief Executive Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Chad Yonker               Litchfield, CT          February 13, 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     159,093
                                           (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 12/31/08

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

AON CORP                      COM            037389103    1,641       35,919 SH          SOLE                      35,919
ARCH CAP GROUP LTD            ORD            G0450A105    3,522       50,239 SH          SOLE                      50,239
ASPEN INSURANCE HOLDINGS LTD  SHS            G05384105    2,372       97,799 SH          SOLE                      97,799
AXIS CAPITAL HOLDINGS         SHS            G0692U109      982       33,739 SH          SOLE                      33,739
GRUBB & ELLIS CO              COM PAR $0.01  400095204      554      446,753 SH          SOLE                     446,753
NYSE EURONEXT                 COM            629491101    4,551      166,210 SH          SOLE                     166,210
PHARMACYCLICS INC             COM            716933106      271      342,862 SH          SOLE                     342,862
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   12,520    1,000,000     CALL    SOLE                   1,000,000
SPDR SERIES TRUST             S&P HOMBUILD   78464A888    8,985      750,000     CALL    SOLE                     750,000
SPDR TR                       UNIT SER 1     78462F103   18,048      200,000 SH          SOLE                     200,000
SPDR TR                       UNIT SER 1     78462F103   90,240    1,000,000     CALL    SOLE                   1,000,000
STATE STR CORP                COM            857477103    5,704      145,030 SH          SOLE                     145,030
STEWART INFORMATION SVCS COR  COM            860372101    9,704      413,115 SH          SOLE                     413,115
